Share-Based Compensation	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

Note 7 — Share-Based Compensation

Stock Options:

In September 2018, the Company adopted its 2018 Equity Incentive Plan (the “2018 Plan”), under which 7,500,000 common shares are reserved for grant. Subsequently, in July 2019, the 2018 Plan was amended and restated to increase the number of common shares reserved for grant to 9,750,000. The Company’s employees, directors and consultants are eligible to receive non-qualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards under the plan. Generally, each option will have an exercise price equal to the fair market value of the Company’s common shares on the date of grant. For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company’s common shares on the date of grant and the option will have a ten-year contractual term. Options that are forfeited or expire are available for future grants.

At September 30, 2019, a total of 3,348,846 common shares were available for future issuance under the 2018 Plan.

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted average assumptions in the following table:

Six Months Ended September 30, 2019
Risk-free interest rate	1.78 – 2.25%
Expected term, in years	5.75 – 6.11
Expected volatility	74.69 – 75.73%
Expected dividend yield	—%

[A] Stock Options Granted:

A summary of the Company’s stock option activity under the 2018 Plan is as follows:

	Options Outstanding
	Number of options	Weighted- Average Exercise Price	Remaining Contractual Term (Years)
Balance – March 31, 2019	387,000	$2.01	9.64
Granted	6,970,284	$3.84
Forfeited/Cancelled	(956,130)	$3.63
Balance – September 30, 2019	6,401,154	$3.76	9.71

Exercisable – September 30, 2019	275,935	$3.38	9.56

There were no options exercised during the six months ended September 30, 2019. The options granted during the six months ended September 30, 2019 had a weighted-average fair value of $2.55 per share at the grant date.

For the six months ended September 30, 2019, share-based compensation expense under the 2018 Plan was as follows:

	Six Months Ended September 30,
	2018	2019
Research and development expenses	$1,193	$2,369,491
General and administrative expenses	131	1,286,617

Total share-based compensation	$1,324	$3,656,108

At September 30, 2019, total unrecognized compensation expense related to non-vested stock option awards was $14,269,809 and is expected to be recognized over the remaining weighted-average service period of 3.53 years. There were 275,935 vested and exercisable options outstanding as of September 30, 2019. The Company accounts for forfeitures as they occur.

[B] Share-based Compensation Allocated to the Company by RSL:

In relation to the RSL common share awards and options issued by RSL to employees of RSL, RSI, RSG and Immunovant, Inc., the Company recorded share-based compensation expense of $836,750 and $53,344 for the six months ended September 30, 2018 and 2019, respectively.

The RSL common share awards are valued at fair value on the date of grant and that fair value is recognized over the requisite service period. Significant judgment and estimates were used to estimate the fair value of these awards, as they are not publicly traded. RSL common share awards are subject to specified vesting schedules and requirements (a mix of time-based and performance-based events). The fair value of each RSL common share award is based on various corporate event-based considerations, including targets for RSL’s post-IPO market capitalization and future financing events. The fair value of each RSL option on the date of grant is estimated using the Black-Scholes option-pricing model.

Shared-based compensation expense is allocated to the Company over the required service period over which these RSL common share awards and RSL options would vest and is based upon the relative percentage of time utilized by RSL, RSI, and RSG employees on Company matters.

Note 8 — Share-Based Compensation

Stock Options:

In September 2018, the Company adopted its 2018 Equity Incentive Plan (the “2018 Plan”), under which 7,500,000 common shares are reserved for grant. The Company’s employees, directors and consultants are eligible to receive non-qualified and incentive stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, and other stock awards under the plan. Generally, each option will have an exercise price equal to the fair market value of the Company’s common shares on the date of grant. For grants of incentive stock options, if the grantee owns, or is deemed to own, 10% or more of the total voting power of the Company, then the exercise price shall be 110% of the fair market value of the Company’s common shares on the date of grant and the option will have a ten-year contractual term. Options that are forfeited or expire are available for future grants.

At March 31, 2019, a total of 7,113,000 common shares were available for future issuance under the 2018 Plan.

The Company estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the assumptions in the following table:

YEAR ENDED MARCH 31, 2019
Risk-free interest rate	2.38% – 2.97%
Expected term, in years	6.04 – 6.07
Expected volatility	74.79% – 75.11%
Expected dividend yield	—%

[A] Stock Options Granted to Employees:

During the year ended March 31, 2019, the Company granted stock option awards for 387,000 common shares under the 2018 Plan to employees of the Company. These options had a weighted-average exercise price of $2.01 per share at the grant date and a weighted-average fair value of $1.35 per share at the grant date. The weighted average remaining contractual life was 9.64 years as of March 31, 2019. The total intrinsic value of options outstanding was $707,130 for the year ended March 31, 2019. The intrinsic value is the difference between the estimated fair value of the Company’s common shares, as determined by the Board of Directors, and the exercise price of the stock option.

For the year ended March 31, 2019, share-based compensation expense under the 2018 Plan was as follows:

YEAR ENDED MARCH 31, 2019
Research and development expenses	$28,510
General and administrative expenses	2,294

Total share-based compensation	$30,804

At March 31, 2019, total unrecognized compensation expense related to non-vested stock option awards was $491,574 and is expected to be recognized over the remaining weighted-average service period of 3.52 years. There were no vested or exercisable options outstanding. The Company accounts for forfeitures as they occur.

[B] Share-Based Compensation Allocated to the Company by RSL:

In relation to the RSL common share awards and options issued by RSL to employees of RSL, RSI, RSG and Immunovant, Inc., the Company recorded share-based compensation expense of $453,122 and $1,277,460 for the period from December 19, 2017 to March 31, 2018 and for the year ended March 31, 2019, respectively.

The RSL common share awards are valued at fair value on the date of grant and that fair value is recognized over the requisite service period. Significant judgment and estimates were used to estimate the fair value of these awards, as they are not publicly traded. RSL common share awards are subject to specified vesting schedules and requirements (a mix of time-based and performance-based events). The fair value of each RSL common share award is based on various corporate event-based considerations, including targets for RSL’s post-IPO market capitalization and future financing events. The fair value of each RSL option on the date of grant is estimated using the Black-Scholes option-pricing model.

Shared-based compensation expense is allocated to the Company over the required service period over which these RSL common share awards and RSL options would vest and is based upon the relative percentage of time utilized by RSL, RSI, and RSG employees on Company matters.